Investments - Schedule of Accrued Interest Written Off (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Total accrued interest receivables written off	$ 908	$ 1,034	$ 33
Commercial real estate mortgage loans
Investments
Total accrued interest receivables written off	0	1,034
Commercial real estate mortgage loans | Insurance Solutions
Investments
Total accrued interest receivables written off		1,034	0
Multi-family mortgage loans | Insurance Solutions
Investments
Total accrued interest receivables written off	908	0	33
Corporate loans | Insurance Solutions
Investments
Total accrued interest receivables written off	$ 0	$ 0	$ 0